Share-Based Compensation - Additional Information (Detail) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Compensation expense	$ 3.9	$ 3.8	$ 5.8
Unrecognized expense	$ 4.4
Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Award vesting period	3 years
Shares surrendered to satisfy tax withholding obligations (in shares)	118
Restricted Stock | 2020 EIP
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized shares available for issuance (in shares)	1,300